Other Balance Sheets Components - Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net:
Total gross amount	$ 495,325,000	$ 540,623,000
Allowance for credit losses:
Balance at the beginning of the year	(38,180,000)	(42,650,000)
Additional provision charged to expenses, net	(19,208,000)	(4,440,000)
Write-off	1,435,000	4,695,000
Currency translation adjustment	1,396,000	4,215,000
Balance at the end of the year	(54,557,000)	(38,180,000)
Accounts receivable, net	440,768,000	502,443,000
Third parties
Accounts receivable, net:
Total gross amount	396,043,000	416,125,000
Allowance for credit losses:
Balance at the beginning of the year	(37,625,000)
Balance at the end of the year	(54,557,000)	(37,625,000)
Accounts receivable, net	341,486,000	378,500,000
Related Parties [Member] | Alibaba
Accounts receivable, net:
Total gross amount	61,094,000	75,347,000
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	61,094,000	75,347,000
Related Parties [Member] | Other related parties
Accounts receivable, net:
Total gross amount	38,188,000	49,151,000
Other related parties
Allowance for credit losses:
Balance at the beginning of the year	(555,000)
Balance at the end of the year	0	(555,000)
Accounts receivable, net	$ 38,188,000	$ 48,596,000